UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   April 28, 2005

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: 178,669

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       Common Stocks    020002101     4105    75942 SH       SOLE                    75942
American Superconductor        Common Stocks    030111108      439    44000 SH       SOLE                    44000
AmSurg Corp.                   Common Stocks    03232P405     2761   109125 SH       SOLE                   109125
Anadarko Petroleum             Common Stocks    032511107     2416    31751 SH       SOLE                    31751
Analog Devices                 Common Stocks    032654105     2383    65939 SH       SOLE                    65939
Applied Films                  Common Stocks    038197109     1100    47561 SH       SOLE                    47561
Apria Healthcare Group         Common Stocks    037933108     2901    90384 SH       SOLE                    90384
Arlington Tanker Ltd           Common Stocks    G04899103     4400   187250 SH       SOLE                   187250
Cache                          Common Stocks    127150308     2126   156900 SH       SOLE                   156900
Career Education               Common Stocks    141665109     3332    97250 SH       SOLE                    97250
Caremark RX Inc                Common Stocks    141705103     3100    77919 SH       SOLE                    77919
Casual Male Retail Group       Common Stocks    148711104     3482   536475 SH       SOLE                   536475
CEC Entertainment              Common Stocks    125137109     2142    58531 SH       SOLE                    58531
Celgene                        Common Stocks    151020104     2069    60750 SH       SOLE                    60750
Charlotte Russe Hldg           Common Stocks    161048103     3787   293150 SH       SOLE                   293150
Christopher & Banks            Common Stocks    171046105     3209   182305 SH       SOLE                   182305
Clark Inc.                     Common Stocks    181457102     2033   131300 SH       SOLE                   131300
Clear Channel Communications   Common Stocks    184502102     4137   120025 SH       SOLE                   120025
Corinthian Colleges            Common Stocks    218868107     3573   227300 SH       SOLE                   227300
Diodes Inc.                    Common Stocks    254543101     3237   119300 SH       SOLE                   119300
Ditech Communications          Common Stocks    25500M103     3124   250525 SH       SOLE                   250525
Eaton Vance Ltd Duration       Common Stocks    27828H105      480    26550 SH       SOLE                    26550
Enterprise Prd Prtners LP      Common Stocks    293792107     1295    50407 SH       SOLE                    50407
Epix Pharmaceuticals           Common Stocks    26881Q101     1198   171086 SH       SOLE                   171086
Equity Office Properties       Common Stocks    294741103     1429    47428 SH       SOLE                    47428
Federated Investors            Common Stocks    314211103     2814    99400 SH       SOLE                    99400
Felcor Lodging Pfd             Conv Preferred   31430F200     1570    63475 SH       SOLE                    63475
First Data                     Common Stocks    319963104     2786    70879 SH       SOLE                    70879
Foundry Networks               Common Stocks    35063R100     1739   175625 SH       SOLE                   175625
Frontline Ltd                  Common Stocks    G3682E127     2621    53491 SH       SOLE                    53491
GMX Resources                  Common Stocks    38011M108      927    80500 SH       SOLE                    80500
Hologic                        Common Stocks    436440101     1035    32475 SH       SOLE                    32475
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1313  1323000 SH       SOLE                  1323000
International Rectifier        Common Stocks    460254105     3133    68860 SH       SOLE                    68860
ISIS Pharmaceuticals           Common Stocks    464330109     1245   321725 SH       SOLE                   321725
Jones Apparel                  Common Stocks    480074103     2748    82059 SH       SOLE                    82059
K-Swiss                        Common Stocks    482686102     2673    80941 SH       SOLE                    80941
Keithley Instruments           Common Stocks    487584104     2805   173892 SH       SOLE                   173892
Ligand Pharmaceuticals         Common Stocks    53220K207     1070   186768 SH       SOLE                   186768
Mediacom 5.25% 7/1/06          Conv Bonds       58446KAA3     2459  2483000 SH       SOLE                  2483000
Microsoft                      Common Stocks    594918104      326    13492 SH       SOLE                    13492
Mobility Electronics           Common Stocks    60741U101     3180   454900 SH       SOLE                   454900
Multi-Fineline Electronix      Common Stocks    62541B101     1774   100500 SH       SOLE                   100500
National Oilwell Varco         Common Stocks    637071101     3325    71195 SH       SOLE                    71195
Navigant International         Common Stocks    63935R108     1830   133935 SH       SOLE                   133935
NBTY, Inc.                     Common Stocks    628782104     3094   123325 SH       SOLE                   123325
Newport Corp                   Common Stocks    651824104     3331   229869 SH       SOLE                   229869
Novell                         Common Stocks    670006105     3724   624900 SH       SOLE                   624900
NPS Pharmaceuticals            Common Stocks    62936P103     1925   152534 SH       SOLE                   152534
Omnivision Technologies        Common Stocks    682128103     1890   124750 SH       SOLE                   124750
OSI Systems, Inc.              Common Stocks    671044105     2268   129550 SH       SOLE                   129550
Pacer International            Common Stocks    69373H106     2890   120966 SH       SOLE                   120966
Plains All Amern Pipeline LP   Common Stocks    726503105     4517   116561 SH       SOLE                   116561
Pogo Producing                 Common Stocks    730448107     3396    68976 SH       SOLE                    68976
R H Donnelley                  Common Stocks    74955W307     3568    61425 SH       SOLE                    61425
Republic Services Inc          Common Stocks    760759100     2269    67760 SH       SOLE                    67760
Salix Pharmaceuticals          Common Stocks    795435106     3535   214350 SH       SOLE                   214350
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2340   217706 SH       SOLE                   217706
SBC Communications Inc         Common Stocks    845333103      316    13321 SH       SOLE                    13321
Ship Finance                   Common Stocks    G81075106      403    19869 SH       SOLE                    19869
Southwest Airlines             Common Stocks    844741108     2603   182799 SH       SOLE                   182799
SpectraLink                    Common Stocks    847580107     2242   158780 SH       SOLE                   158780
St. Paul Travelers             Common Stocks    792860108     3319    90362 SH       SOLE                    90362
SunGard Data Systems           Common Stocks    867363103     1778    51529 SH       SOLE                    51529
Sypris Solutions               Common Stocks    871655106     3171   295793 SH       SOLE                   295793
TEPPCO Partners LP             Common Stocks    872384102      695    16550 SH       SOLE                    16550
Triad Hospitals                Common Stocks    89579K109     3542    70700 SH       SOLE                    70700
Trikon Technologies            Common Stocks    896187408      564   283250 SH       SOLE                   283250
Ultra Petroleum                Common Stocks    903914109     1982    39020 SH       SOLE                    39020
Universal Display              Common Stocks    91347P105      638    91276 SH       SOLE                    91276
Univision Communications       Common Stocks    914906102  3353.01   121091 SH       SOLE                   121091
Utilities Select SPDR          Common Stocks    81369Y886  4150.66   142390 SH       SOLE                   142390
Viacom Inc B                   Common Stocks    925524308 3167.614    90945 SH       SOLE                    90945
West Marine                    Common Stocks    954235107 2367.301   111350 SH       SOLE                   111350